Convertible debentures (Details 1) $ in Thousands	12 Months Ended
Aug. 31, 2021 USD ($)
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value of third issuance	$ 914
Day one gain on third issuance	111
Change in fair value	901
Converted during the year	(7,015)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	5,089
Balance at ending